Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

22. Related party transactions

As at December 31, 2013, AerDragon was owned 50.0% by China Aviation Supplies Holding Company, 20.3% by an affiliate of Crédit Agricole, 20.3% by AerCap and 9.4% by East Epoch Limited. As at the date of this report, CAS owned 50% of AerDragon, with the other 50% owned equally by us, CA-CIB, and East Epoch Limited. In 2007 AerCap sold an A320 aircraft that was subject to a lease with an airline to AerDragon and guaranteed AerDragon’s performance under the debt which was assumed by AerDragon from AerCap in the transaction. During 2013 AerCap sold one B737-800 aircraft and contracted to sell one A330 aircraft to AerDragon. The A330 aircraft is due to be delivered in the second quarter of 2014. AerCap provides lease management, insurance management and aircraft asset management services to AerDragon. All of these transactions were executed at terms, which we believe reflected market conditions at the time. AerCap charged AerDragon a total of $0.5 million as a guarantee fee and for these management services during 2013. We apply equity accounting for our investment in this joint venture company. Accordingly, the income statement effect of all sale transactions with either of the joint venture companies is eliminated in our financial statements.

AerCo is an aircraft securitization vehicle from which we hold all of the most junior class of subordinated notes and some notes immediately senior to those junior notes. Historically, the investment in AerCo has been written down to zero, because we do not expect to realize any value. We consolidated AerCo through March 2003, but we deconsolidated the vehicle in accordance with ASC 810 at that time. Subsequent to the deconsolidation of AerCo, we received interest from AerCo on its D note investment of $1.7 million and $0.4 million for the years ended December 31, 2006 and December 31, 2007, respectively. In addition, we provide a variety of management services to AerCo for which we received fees of  $3.3 million, $3.0 million and $1.9 million in the years ended December 31, 2011, 2012 and 2013, respectively.

On November 11, 2010 we issued approximately 29.8 million new shares to Waha. In exchange, we received $105 million in cash, Waha’s 50% interest in the joint venture company AerVenture, a 40% interest in AerLift and a 50% interest in AerLift Jet. We provide a variety of management services to AerLift for which we received a fee of $6.9 million in the year ended December 31, 2013.

On June 10, 2012, we purchased 5,000,000 of our ordinary shares from Fern S.a.r.l., an indirect subsidiary of Cerberus, which was an affiliate of AerCap. The aggregate price of the shares was $55.9 million. On August 20, 2012, we purchased 10,000,000 of our ordinary shares from Fern S.a.r.l. The aggregate price of the shares was $120.0 million. Additionally, on December 6, 2012, we purchased 5,040,000 of our ordinary shares from Fern S.a.r.l. The aggregate price of the shares was $64.1 million. These repurchases were done under the $320 million share repurchase program, and undertaken on an arm’s-length basis at fair market value overseen by the management and disinterested directors.